Condensed Consolidated Balance Sheets (Current Period Unaudited) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 3,577	$ 4,614
Accounts receivable, net of allowance of $71 and $93	1,824	1,581
Inventory	1,774	1,856
Prepaid expenses and other current assets	266	193
Total current assets	7,441	8,244
Fixed assets, net of accumulated depreciation of $580 and $554	294	305
Other assets	33	33
Right of use lease asset	445	471
Total assets	8,213	9,053
Current liabilities:
Accounts payable	1,123	1,385
Lease liability, current portion	104	102
Accrued expenses	888	853
Taxes payable	5	6
Current portion of convertible subordinated notes payable, net	665
Current portion of accrued interest expense	116
Current portion of SBA Loan	144	140
Total current liabilities	3,045	2,486
Net convertible subordinated notes payable, net of current portion	113	1,386
Accrued interest expense, net of current portion	20	232
SBA loan, net of current portion	191	195
Lease liability, net of current portion	349	375
Total liabilities	3,718	4,674
Shareholders’ equity:
Common stock, no par value: Authorized — 100,000,000; issued and outstanding shares — 61,975,748 shares and 61,566,076 shares, respectively	74,780	73,953
Accumulated other comprehensive income	419	411
Accumulated deficit	(70,704)	(69,985)
Total shareholders’ equity	4,495	4,379
Total liabilities and shareholders’ equity	$ 8,213	$ 9,053